Employee Benefit Expense (Tables)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Classes of employee benefits expense [abstract]
Disclosure of detailed information employee benefit liabilities explanatory
The breakdown of the wages and salaries costs within the condensed interim consolidated statements of net loss and comprehensive loss for the years ending December 31, 2021, and 2020, are as follows:

	Year ended December 31,

	2021	2020

Included in procurement expense

Wages and salaries	$3,168,880	$1,139,362

Share-based compensation	766,574	296,384

Included in fulfilment expense

Wages and salaries	1,497,021	70,578

Share-based compensation	1,055,504	27,307

Included in general and administrative expense

Wages and salaries	6,672,372	2,176,732

Share-based compensation	17,740,461	2,370,059

Included in marketing and investor relations expense

Wages and salaries	764,068	-

Share-based compensation	860,463	3,982

Included in research and development expense

Wages and salaries	902,061	287,864

Share-based compensation	663,625	82,756

Included in pre-production expense

Wages and salaries	959,879	-

Share-based compensation	519,253	-

Total employee benefit expense	$35,570,161	$6,455,024

The breakdown of the wages and salaries costs within the consolidated statements of net loss and comprehensive loss for the years ending December 31, 2020, and 2019, are as follows:

	Year ended December 31
	2020	2019
Included in procurement expense
Wages and salaries	$1,139,362	$562,740
Share-based compensation	296,384	11,749
Included in fulfilment expense
Wages and salaries	70,578	—
Share-based compensation	27,307	—
Included in general and administrative expense
Wages and salaries	2,176,732	149,317
Share-based compensation	2,370,059	179,227
Included in marketing and investor relations expense
Share-based compensation	3,982	1,328
Included in research and development expense
Wages and salaries	287,864	82,018
Share-based compensation	82,756	8,629

Total employee benefit expense	$6,455,024	$995,008